Deferred tax - Deferred tax assets and liabilities have been offset in the statement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ (682,854)
Offset with deferred tax assets	1,139
Net deferred tax liabilities recognized in the consolidated statement of financial position	¥ (681,715)
Predecessor
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		¥ (265,782)	¥ (267,439)
Offset with deferred tax assets		1,084
Net deferred tax liabilities recognized in the consolidated statement of financial position		¥ (264,698)